Note 7 - Licenses, Royalty Collaborative and Contractual Arrangements (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2016	Sep. 30, 2017	Jun. 30, 2017
HealthCare Royalty Partners III, L.P. [Member]
Proceeds From Sale of Royalty Rights, Gross	$ 20,000,000
Georgia State University Research Foundation (GSURF) [Member]
Collaborative Arrangement, Annual Minimum Payment		$ 10,000	$ 10,000
Collaborative Agreement, Number of Years of Sponsored Research Agreement		2 years	2 years
United States, Europe, Japan, And Other Countries [Member] | GSK [Member]
Royalty Payment Percentage		7.00%
Japan [Member] | Daiichi Sankyo [Member]
Royalty Payment Percentage		4.00%	4.00%